Other Long-Term Financial Assets - Schedule of Other Long-Term Financial Assets (Details) - Other Long Term Financial Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Long-Term Financial Assets [Line Items]
Deferred receivables	$ 8,708	$ 5,635
Security deposits	1,059	998
Other long-term financial assets	$ 9,767	$ 6,633